Employee benefits expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in cost of goods sold:
Wages and salaries	$ 11,716	$ 11,660	$ 44,189	$ 47,089	$ 40,973
Defined contribution plans	1,574	1,513	4,694	5,589	4,305
Other employee benefits		3	28	147	584
Total	$ 13,290	$ 13,176	$ 48,911	$ 52,825	$ 45,862